Income Taxes - Additional Information (Detail) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	13.99%	13.99%
Other comprehensive income, before tax, gains (losses) on remeasurements of defined benefit plans	SFr 942	SFr 181
Income tax relating to components of other comprehensive income	0	29
Deferred tax assets	495	1,737	SFr 0
Tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax relating to components of other comprehensive income	0	0
Deferred tax assets	SFr 22,000	SFr 19,000